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                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549
                                      Form 13F
                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/2001

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Marshall & Ilsley Trust Company of Florida
Address:                 800 Laurel Oak Drive, Suite 101
                         Naples, FL 33963-2737

Form 13F File Number: 28-4318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A. Wade
Title:     President
Phone:     941-592-2460

Signature, Place, and Date of Signing:

  /s/ William A. Wade                          Naples, FL             5/10/2001
      [Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name
      28-272                     Marshall & Ilsley Corporation